Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Net income	$ 5,704.6	$ 3,980.0	$ 2,621.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	274.9	239.8	190.4
Amortization of intangible assets	56.9	66.3	72.0
Net amortization of fixed-income securities	100.9	33.3	34.3
Amortization of equity-based compensation	89.4	90.2	77.2
Net realized (gains) losses on securities	(1,630.0)	(1,029.2)	405.5
Net (gains) losses on disposition of property and equipment	12.5	11.0	32.1
Changes in:
Premiums receivable	(652.8)	(1,010.2)	(1,074.6)
Reinsurance recoverables	(640.5)	(682.8)	(422.7)
Prepaid reinsurance premiums	258.4	(316.8)	(106.4)
Deferred acquisition costs	(180.7)	(104.9)	(171.1)
Income taxes	(23.1)	227.2	(158.7)
Unearned premiums	1,048.7	1,702.3	1,783.0
Loss and loss adjustment expense reserves	2,160.4	2,704.6	2,313.9
Accounts payable, accrued expenses, and other liabilities	328.9	611.6	746.6
Other, net	(2.9)	(260.8)	(57.7)
Net cash provided by operating activities	6,905.6	6,261.6	6,284.8
Purchases:
Fixed maturities	(32,037.5)	(28,765.2)	(21,153.0)
Equity securities	(951.2)	(379.9)	(538.8)
Sales:
Fixed maturities	22,727.2	18,412.7	7,835.6
Equity securities	431.8	471.4	823.5
Maturities, paydowns, calls, and other:
Fixed maturities	7,109.4	6,145.5	5,099.8
Equity securities	113.8	49.9	26.6
Net (purchases) sales of short-term investments	(3,393.2)	31.5	1,116.3
Net unsettled security transactions	83.6	6.0	11.7
Purchases of property and equipment	(223.5)	(363.5)	(266.0)
Sales of property and equipment	21.9	53.3	9.4
Net cash used in investing activities	(6,117.7)	(4,338.3)	(7,034.9)
Cash Flows From Financing Activities
Dividends paid to common shareholders	(1,551.0)	(1,643.2)	(654.9)
Dividends paid to preferred shareholders	(26.8)	(26.8)	(13.5)
Acquisition of treasury shares for restricted stock tax liabilities	(68.7)	(84.4)	(78.6)
Acquisition of treasury shares acquired in open market	(42.9)	(6.9)	(0.4)
Acquisition of additional shares of ARX Holding Corp.	(243.0)	(11.2)	(296.9)
Net proceeds from debt issuance	986.3	0.0	1,134.0
Proceeds from exercise of equity options	7.3	1.6	3.3
Net proceeds from issuance of Serial Preferred Shares, Series B	0.0	0.0	493.9
Payments of debt	0.0	0.0	(37.1)
Net cash provided by (used in) financing activities	(938.8)	(1,770.9)	549.8
Increase (decrease) in cash, cash equivalents, and restricted cash	(150.9)	152.4	(200.3)
Cash, cash equivalents, and restricted cash - beginning of year	227.4	75.0	275.3
Cash, cash equivalents, and restricted cash - end of year	$ 76.5	$ 227.4	$ 75.0